General and administrative	12 Months Ended
Dec. 31, 2024
General and administrative
General and administrative

19. General and administrative

Components of general and administrative expenses for the years ended December 31, 2024, 2023 and 2022 were as follows:

	2024	2023	2022
	$	$	$
Professional fees	3,074,130	3,248,233	5,208,356
Investor relations	1,748,242	665,915	1,495,695
Salaries, wages and benefits (Note 15[l])	2,658,364	1,855,087	2,798,074
Consulting fees	797,863	1,305,434	1,452,070
Office and general administrative	879,272	2,294,476	2,838,303
Foreign exchange loss (gain)	252,226	(336,421)	1,323,242
Building and facility costs	-	-	519,954
	9,410,097	9,032,724	15,635,694

Allocated to:
Continuing operations	9,410,097	9,032,724	14,450,094
Discontinued operations	-	-	1,185,600